Share-based payments - Exercise price range of stock options (Details)	9 Months Ended
	May 31, 2025 shares $ / shares	Aug. 31, 2024 shares	Aug. 31, 2023 shares
Share-based payments
Number of options outstanding | shares	360	810	843
Exercise Price 138.47 - 499.50
Share-based payments
Number of options outstanding | shares	43
Weighted average grant date fair value	$ 1,328.97
Weighted average remaining contractual life (years)	3 years 3 months 14 days
Exercisable options | shares	43
Exercise Price 138.47 - 499.50 | Minimum
Share-based payments
Exercise price range	$ 1,384.69
Exercise Price 138.47 - 499.50 | Maximum
Share-based payments
Exercise price range	$ 4,995
Exercise Price 612.43 - 787.05
Share-based payments
Number of options outstanding | shares	287
Weighted average grant date fair value	$ 3,390.52
Weighted average remaining contractual life (years)	4 years
Exercisable options | shares	270
Exercise Price 612.43 - 787.05 | Minimum
Share-based payments
Exercise price range	$ 6,124.3
Exercise Price 612.43 - 787.05 | Maximum
Share-based payments
Exercise price range	$ 7,870.5
Exercise Price 822.15 - 1,194.75
Share-based payments
Number of options outstanding | shares	4
Weighted average grant date fair value	$ 6,466.5
Weighted average remaining contractual life (years)	2 years 6 months
Exercisable options | shares	3
Exercise Price 822.15 - 1,194.75 | Minimum
Share-based payments
Exercise price range	$ 8,221.5
Exercise Price 822.15 - 1,194.75 | Maximum
Share-based payments
Exercise price range	11,947.5
Exercise Price 2,199.15
Share-based payments
Exercise price range	$ 21,991.5
Number of options outstanding | shares	26
Weighted average grant date fair value	$ 12,595.5
Weighted average remaining contractual life (years)	6 months
Exercisable options | shares	26